RISKS (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Risks
Accounts receivable, net	$ 266,379	$ 519,367
Loss on allowance for deposits and other current assets	$ 540	56
Increase decrease on interest risk, rate	1.00%
Increase decrease from post tax loss	$ 4,980	$ 1,302	$ 58